Share Capital and Per Share Amounts	12 Months Ended
Dec. 31, 2025
Share Capital and Per Share Amounts [Abstract]
SHARE CAPITAL AND PER SHARE AMOUNTS
11.	SHARE CAPITAL AND PER SHARE AMOUNTS

Share capital

As at December 31, 2025 the Company’s authorized share capital consists of an unlimited number of common shares without a nominal or par value. The following table summarizes the changes to the Company’s common share capital:

For the year ended,	December 31, 2025		December 31, 2024
($ thousands, unless otherwise noted)	Shares (’000)	Amount	Shares (’000)	Amount
Balance, beginning of year	69,718	$164,402	68,642	$158,515
Issued on exercise of share units(1)	542	2,561	1,076	5,887
Issued on rights offering	55,147	298,653	-	-
Share issue costs, net of tax	-	(2,681)	-	-
Balance, end of year	125,407	$462,935	69,718	$164,402

(1)	Differences in the number of exercised units compared to those disclosed in stock-based compensation (Note 14) and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 19).

On December 17, 2025, Greenfire completed a rights offering of its common shares to its shareholders (the “Rights Offering”). The Rights Offering resulted in the issuance of approximately 55.1 million common shares for gross proceeds of $298.7 million. WEF provided a standby commitment to backstop the Rights Offering by agreeing to acquire any common shares not subscribed for under the Rights Offering. The standby commitment was not utilized as the Rights offering was oversubscribed. WEF did not receive any compensation in connection with the standby commitment. Greenfire incurred share issuance costs of $2.7 million, net of $0.8 million of tax, associated with this transaction.

Per share amounts

The following table summarizes the Company’s basic and diluted net income per share:

(thousands of shares, except per share information)	December 31, 2025	December 31, 2024
Weighted average shares outstanding - basic	72,393	69,175
Dilutive effect of share units	83	2,440
Weighted average shares outstanding - diluted	72,476	71,615
Basic $ per share	$0.66	$1.76
Diluted $ per share	$0.66	$1.70